GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL
GOODWILL
12.	GOODWILL

The changes in the goodwill balance for the years ended December 31, 2015 and 2016 is as follows:

US$

Balance as of January 1, 2015	-
Goodwill acquired	336,585,270
Impairment	(85,934,770)
Balance as of December 31, 2015	250,650,500

Foreign currency translation adjustment	(29,313,343)
Balance as of December 31, 2016	221,337,157

The Group has one reporting unit and applies discounted cash flows for its impairment test as of December 31 for each year. The Group recorded an impairment loss of $85,934,770 for the year ended December 31, 2015, as the estimated fair value of the reporting unit was below the carrying amount of its net assets. No impairment loss was recognized for goodwill for the year ended December 31, 2016.